Financial Instrument (Tables)	12 Months Ended
Dec. 31, 2016
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments

		2016		2015
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value

Assets
Cash and cash equivalents	1	$747.233	$747.233	$549.500	$549.500
Trade accounts receivable(1)	2	3.540.124	3.540.124	3.303.456	3.303.456
Accounts receivable from related parties	2	220.797	220.797	218.285	218.285
Available for sale financial assets(2)	1	270.310	270.310	275.770	275.770
Other financial assets(2)	2	442.163	442.163	376.035	376.035

Liabilities
Accounts payable(1)	2	$606.800	$606.800	$627.828	$627.828
Accounts payable to related parties	2	278.355	278.355	153.023	153.023
Other current financial liabilities(3)	2	1.351.590	1.351.590	1.330.283	1.330.283
Short-term debt(4)	2	605.656	605.745	128.304	128.304
Long term debt, excluding Amended 2012 Credit Agreement, Senior Notes and Convertible Bonds	2	275.612	276.647	172.919	172.919
Amended 2012 Credit Agreement	2	2.365.522	2.370.539	2.611.580	2.625.591
Senior Notes	2	4.923.476	5.317.087	5.325.618	5.782.937
Convertible Bonds	2	401.333	529.087	407.705	546.057
Variable payments outstanding for acquisitions(3)	3	235.596	235.596	55.660	55.660
Noncontrolling interests subject to put provisions	3	1.234.888	1.234.888	1.023.755	1.023.755

(1) Includes long-term trade accounts receivable and payable, which are included in "Other assets" and "Other liabilities" in the Consolidated Balance Sheets.
(2) Included in "Prepaid expenses and other current assets" and "Other assets" in the Consolidated Balance Sheets.
(3) Included in "Accrued expenses and other current liabilities" and "Other liabilities" in the Consolidated Balance Sheets.
(4) Also includes amounts from related parties.

Derivative Financial Instruments Valuation
	2016		2015

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships(1)
Current
Foreign exchange contracts	2.127	(4.323)	3.114	(2.921)
Interest rate contracts	-	-	-	(1.637)
Non-current
Foreign exchange contracts	18	(80)	171	(127)
Interest rate contracts	-	(1.491)	-	(961)
Total	$2.145	$(5.894)	$3.285	$(5.646)

Derivatives not designated as hedging instruments(1)
Current
Foreign exchange contracts	39.785	(22.574)	23.908	(7.056)
Non-current
Foreign exchange contracts	-	(125)	1.062	(65)
Derivatives embedded in the Convertible Bonds	-	(99.785)	-	(115.990)
Share Options to secure the Convertible Bonds	99.785	-	115.990	-
Total	$139.570	$(122.484)	$140.960	$(123.111)

(1) At December 31, 2016 and December 31, 2015, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in AOCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion)for the year ended December 31,			(Effective Portion)for the year ended December 31,
	2016	2015	(Effective Portion)	2016	2015

Interest rate contracts	$1.162	$11.817	Interest income/expense	$29.150	$28.355
Foreign exchange contracts	(2.664)	2.273	Costs of Revenue	147	17.686

	$(1.502)	$14.090		$29.297	$46.041

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivativesfor the year ended December 31,
	Location of (Gain) or Loss Recognized in Income on Derivatives

		2016	2015

Foreign exchange contracts	Selling, general and administrative expense
		$(2.335)	$(61.328)
Foreign exchange contracts	Interest income/expense	3.251	8.196
Derivatives embedded in the Convertible Bonds	Interest income/expense	(13.146)	58.105
Share Options to secure the Convertible Bonds	Interest income/expense	13.146	(58.105)
		$916	$(53.132)